VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Automobiles & Components : 1.3%
Mobileye Global, Inc. * † 17,691 $ 735,061
Underline
Banks : 19.0%
Bank Hapoalim BM 332,115 2,964,685
Bank Leumi Le-Israel BM 393,933 3,270,329
FIBI Holdings Ltd. 6,038 274,887
First International Bank Of
Israel Ltd. 16,018 691,313
Israel Discount Bank Ltd. 324,771 1,763,682
Mizrahi Tefahot Bank Ltd. 47,481 1,727,568
10,692,464
Capital Goods : 4.4%
Ashtrom Group Ltd. 8,619 117,769
Elbit Systems Ltd. 8,024 1,588,591
Elco Ltd. 2,311 68,406
Electra Ltd. 354 136,456
Kornit Digital Ltd. * 11,658 220,453
Shapir Engineering and
Industry Ltd. 25,350 171,336
Shikun & Binui Ltd. * 58,213 157,528
2,460,539
Commercial & Professional Services : 1.0%
Danel Adir Yeoshua Ltd. 1,382 113,690
Fiverr International Ltd. * † 10,449 255,687
Hilan Ltd. 3,255 169,383
538,760
Consumer Discretionary Distribution &
Retail : 2.1%
Delek Automotive Systems Ltd. 12,042 74,378
Fox Wizel Ltd. 1,710 119,234
Global-e Online Ltd. * † 25,058 995,805
1,189,417
Consumer Durables & Apparel : 0.5%
Delta Galil Ltd. 3,922 152,040
Maytronics Ltd. 13,607 143,749
295,789
Consumer Services : 0.5%
888 Holdings Plc * 128,901 156,503
Fattal Holdings 1998 Ltd. * 1,399 141,733
298,236
Consumer Staples Distribution & Retail : 0.6%
Rami Levy Chain Stores
Hashikma Marketing 2006 Ltd. 2,541 145,569
Shufersal Ltd. * 35,817 166,650
312,219
Energy : 2.7%
Delek Group Ltd. 3,247 479,802
Energean Plc 39,388 549,497
Oil Refineries Ltd. 863,012 285,176
PAZ ASHDOD REFINERY LTD * 1,735 48,081
Paz Oil Co. Ltd. * 1,735 143,136
1,505,692
Financial Services : 2.1%
Isracard Ltd. 58,839 243,752
Payoneer Global, Inc. * 57,430 351,472
Plus500 Ltd. 25,223 423,922
Number
of Shares Value
Financial Services (continued)
Tel Aviv Stock Exchange Ltd. * 27,313 $ 157,897
1,177,043
Food, Beverage & Tobacco : 0.5%
Strauss Group Ltd. * 14,051 295,885
Underline
Health Care Equipment & Services : 2.5%
Inmode Ltd. * † 26,529 808,073
Nano-X Imaging Ltd. * 18,409 120,763
Novocure Ltd. * 15,073 243,429
OPKO Health, Inc. * † 150,771 241,234
1,413,499
Insurance : 3.2%
Clal Insurance Enterprises
Holdings Ltd. * 20,749 323,520
Harel Insurance Investments &
Financial Services Ltd. 39,566 314,270
Lemonade, Inc. * † 21,203 246,379
Menora Mivtachim Holdings
Ltd. 7,465 174,469
Migdal Insurance & Financial
Holdings Ltd. 134,610 165,822
Phoenix Holdings Ltd. 54,632 574,551
1,799,011
Materials : 2.4%
ICL Group Ltd. 182,980 1,015,539
Israel Corp. Ltd. * 1,339 341,861
1,357,400
Media & Entertainment : 1.8%
Perion Network Ltd. * † 15,847 485,394
Playtika Holding Corp. * 23,357 224,928
Taboola.com Ltd. * † 69,769 264,425
Tremor International Ltd.
(ADR) * † 12,416 43,828
1,018,575
Pharmaceuticals, Biotechnology & Life
Sciences : 6.7%
Taro Pharmaceutical Industries
Ltd. * 2,934 110,641
Teva Pharmaceutical Industries
Ltd. (ADR) * 357,758 3,649,132
3,759,773
Real Estate Management & Development :
4.3%
Airport City Ltd. * 15,868 244,066
Alony Hetz Properties &
Investments Ltd. 35,070 241,045
Amot Investments Ltd. 58,367 283,837
Azrieli Group Ltd. 12,908 663,876
Big Shopping Centers Ltd. * 2,562 212,574
Melisron Ltd. 6,909 432,806
Mivne Real Estate KD Ltd. 85,705 206,717
Summit Real Estate Holdings
Ltd. 7,864 100,930
2,385,851
Semiconductors & Semiconductor
Equipment : 8.1%
Camtek Ltd. * † 8,381 521,801
CEVA, Inc. * † 5,566 107,925
Nova Ltd. * 6,115 687,570

VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Semiconductors & Semiconductor Equipment
(continued)
SolarEdge Technologies, Inc. * 17,992 $ 2,330,144
Tower Semiconductor Ltd. * 37,094 911,029
4,558,469
Software & Services : 28.9%
Amdocs Ltd. 33,276 2,811,489
Check Point Software
Technologies Ltd. * 31,277 4,168,599
CyberArk Software Ltd. * 13,929 2,281,152
Formula Systems 1985 Ltd. 1,902 140,617
JFrog Ltd. * 25,303 641,684
Matrix IT Ltd. 8,113 166,372
Monday.com Ltd. * 8,468 1,348,275
Nice Ltd. (ADR) * † 17,610 2,993,700
One Software Technologies Ltd. 7,866 99,459
Sapiens International Corp. NV 9,787 278,245
Wix.com Ltd. * 14,503 1,331,375
16,260,967
Technology Hardware & Equipment : 1.4%
Gilat Satellite Networks Ltd. * † 16,070 103,330
Nano Dimension Ltd. (ADR) * † 80,851 219,915
Radware Ltd. * 10,105 170,976
Stratasys Ltd. * 19,475 265,055
759,276
Telecommunication Services : 2.1%
Bezeq The Israeli
Telecommunication Corp. Ltd. 716,515 1,014,241
Cellcom Israel Ltd. * 19,927 64,721
Number
of Shares Value
Telecommunication Services (continued)
Partner Communications Co.
Ltd. * 20,485 $ 80,815
1,159,777
Transportation : 0.6%
ZIM Integrated Shipping
Services Ltd. † 33,686 352,019
Underline
Utilities : 3.3%
Energix-Renewable Energies
Ltd. 71,915 213,363
Enlight Renewable Energy
Ltd. * 29,218 461,817
Kenon Holdings Ltd. 6,310 146,701
OPC Energy Ltd. * 23,091 149,583
Ormat Technologies, Inc. † 12,922 903,506
1,874,970
Total Common Stocks
(Cost: $53,085,030) 56,200,692
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6%
(Cost: $1,453,851)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,453,851 1,453,851
Total Investments: 102.6%
(Cost: $54,538,881) 57,654,543
Liabilities in excess of other assets: (2.6)% (1,472,914)
NET ASSETS: 100.0% $ 56,181,629
Definitions:
ADR American Depositary Receipt
† Security fully or partially on loan. Total market value of securities on loan is $7,763,155.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Information Technology 38.7% $ 21,748,095
Financials 24.3 13,668,518
Health Care 9.2 5,173,272
Industrials 5.7 3,181,935
Consumer Discretionary 4.4 2,518,503
Real Estate 4.3 2,385,851
Communication Services 3.9 2,178,351
Utilities 3.3 1,874,970
Energy 2.7 1,505,692
Materials 2.4 1,357,400
Consumer Staples 1.1 608,104
100.0% $ 56,200,691